WADDELL & REED ADVISORS FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

June 6, 2017

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Waddell & Reed Advisors Funds (Registrant)
File Nos. 333-82447 and 811-09435 / CIK No. 0001072962

Dear Sir or Madam:

On behalf of the Registrant, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Registrant’s Waddell & Reed Advisors Wilshire Global Allocation Fund Prospectus dated May 18, 2017, that was filed on May 23, 2017 pursuant to Rule 497(c) of the Securities Act of 1933. The purpose of this filing is to submit the data in XBRL format for the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at (913) 236-2227.

Yours truly,

/s/Philip A. Shipp
Philip A. Shipp
Assistant Secretary